Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: December 2017

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Servicer and Administrator, Chase Card Funding LLC, as Transferor, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: December 31, 2017

(b)	Interest Period: December 15, 2017 through January 15, 2018

(c)	Determination Date: January 11, 2018

(d)	Distribution Date: January 16, 2018

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ John Keller
Name: John Keller
Title: Vice President